UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
15 Feb 2009
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total:  437,721

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


NAME OF ISSUER			TITLE OF CLASS	CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
								(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE	SHARED	NONE

ACCENTURE PLC                 COM		G1151C101   2503                60302	SH		Sole		None		60302	0	0
BROWN-FORMAN INC              COM               115637209   1240		23152	SH		Sole		None		23152	0	0
CAREER ED CORP                COM		141665109   30828		1322505	SH		Sole		None		1322505	0	0
DENTSPLY INTL INC             COM		249030107   1200		34121	SH		Sole		None		34121	0	0
EBAY INC                      COM		278642103   35818		1521598	SH		Sole		None		1521598	0	0
FORTUNE BRANDS INC            COM		349631101   22256		515176	SH		Sole		None		515176	0	0
HARLEY DAVIDSON INC           COM		412822108   27,022	        1072291	SH		Sole		None		1072291	0	0
JOHNSON & JOHNSON             COM		478160104   30519		473829	SH		Sole		None		473829	0	0
KELLOGG CO                    COM		487836108   25625		481678	SH		Sole		None		481678	0	0
KIMBERLY-CLARK CORP           COM		494368103   2354		36949	SH		Sole		None		36949	0	0
LAUDER ESTEE COS INC          COM		518439104   24912		515136	SH		Sole		None		515136	0	0
MCGRAW HILL COMPANIES INC     COM		580645109   33377		996041	SH		Sole		None		996041	0	0
MEAD JOHNSON NUTRITION CO     COM  		582839106   28632		655194	SH		Sole		None		655194	0	0
MOODYS CORP                   COM		615369105   32222		1202328	SH		Sole		None		1202328	0	0
PEPSICO INC                   COM		713448108   1439		23663	SH		Sole		None		23663	0	0
PHILIP MORRIS INTL INC        COM		718172109   55867		1159317	SH		Sole		None		1159317	0	0
PROCTER & GAMBLE CO           COM		742718109   39,522	        651863	SH		Sole		None		651863	0	0
REYNOLDS AMERICAN INC         COM		761713106   3978		75105	SH		Sole		None		75105	0	0
SCOTTS MIRACLE-GRO COMPANY    COM		810186106   18200		462989	SH		Sole		None		462989	0	0
WEIGHT WATCHERS INTL INC      COM		948626106   20205		692908	SH		Sole		None		692908	0	0